MEMBER MANAGEMENT FEES PAYABLE -Schedule of members management fees payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Member management fees payable	¥ 45,841	¥ 78,355